NON-CURRENT ASSETS - LOAN TO A RELATED PARTY (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Loan to a related party	$ 6,291,000	$ 5,907,000
Allowance for expected credit losses	319,000	0
Allowance for expected credit losses	(319,000)	0
Loan to a related party	$ 5,972	$ 5,907